Condensed Interim Consolidated Statements of Loss (Parenthetical)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022
Equity [Abstract]
Stockholders equity reverse stock split	60:1 reverse stock split	60:1 reverse stock split	60:1 reverse stock split	60:1 reverse stock split	60:1 reverse stock split